FAIR VALUE MEASUREMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Carrying value	$ 2,453,735,356	$ 2,259,313,081
Impairment charges on investments	0	1,100,000	0
Impairment charge recognized as investment loss		1,081,700
Long-term bank borrowings	151,391,572	214,562,973
Gain (loss) on foreign currency derivative contracts	10,764,226	(4,369,173)	(5,750,981)
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets		1,350,657
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets | Foreign exchange option contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets		100,837
Recurring basis | Total Fair Value and Carrying Value on the Balance Sheets | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	7,323,422	1,249,820
Total Liabilities	597,089	365,226
Recurring basis | Significant Other Observable Inputs (Level 2)
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets		1,350,657
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange option contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets		100,837
Recurring basis | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contracts
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Total Assets	7,323,422	1,249,820
Total Liabilities	597,089	365,226
Non-recurring basis | Significant Other Observable Inputs (Level 2) | Nernst New Energy Suzhou Co Ltd [Member]
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Impairment charge recognized as investment loss		1,100,000
Non-recurring basis | Significant Unobservable Inputs (Level 3) | Mono-crystalline ingot furnaces
Fair value measurements of the entity's assets or liabilities that are measured at fair value on a recurring basis
Carrying value	5,800,000
Total Assets	2,200,000
Impairment charges on investments	$ 3,600,000